                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3561
-------------------------------------------------------------------------------

                     CAPITAL APPRECIATION VARIABLE ACCOUNT
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
-------------------------------------------------------------------------------

                    Date of reporting period: March 31, 2005
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                                    COMPASS

                                             PROFESSIONALLY MANAGED COMBINATION
                                                       FIXED/VARIABLE ANNUITIES
                                                   FOR PERSONAL INVESTMENTS AND
                                                     QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS o March 31, 2005

Capital Appreciation Variable Account


                                                                      Issued by
                                    Sun Life Assurance Company of Canada (U.S),
                                                   A Wholly Owned Subsidiary of
                                       Sun Life of Canada (U.S.) Holdings, Inc.

ANNUITIES ARE DESIGNED FOR LONG-TERM RETIREMENT INVESTING. PROSPECTUSES FOR THE VARIABLE ANNUITY PRODUCT AND THE VARIABLE INVESTMENT OPTIONS CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ BOTH PROSPECTUSES CAREFULLY BEFORE INVESTING AS THEY CONTAIN COMPLETE INFORMATION ON THE INVESTMENT OBJECTIVES AND RISKS, CHARGES, EXPENSES SUCH AS MORTALITY AND EXPENSE RISK, ANY OPTIONAL DEATH AND LIVING BENEFIT CHARGES, AND SURRENDER AND INVESTMENT OPTION CHARGES. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUSES, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO OF INVESTMENTS March 31, 2005 (Unaudited)

Capital Appreciation Variable Account

ISSUER                                                                             SHARES             VALUE
STOCKS - 95.7%

AEROSPACE - 1.1%
Lockheed Martin Corp.                                                                50,100        $  3,059,106
                                                                                                   ------------

AIRLINES - 1.0%
Southwest Airlines Co.                                                              193,500        $  2,755,440
                                                                                                   ------------

APPAREL MANUFACTURERS - 0.4%
Polo Ralph Lauren Corp., "A"                                                         25,900        $  1,004,920
                                                                                                   ------------

AUTOMOTIVE - 1.7%
Harley-Davidson, Inc.                                                                82,700        $  4,776,752
                                                                                                   ------------

BANKS & CREDIT COMPANIES - 1.2%
Citigroup, Inc.                                                                      60,196        $  2,705,208
SLM Corp.                                                                            15,600             777,504
                                                                                                   ------------
                                                                                                   $  3,482,712
                                                                                                   ------------

BIOTECHNOLOGY - 5.3%
Amgen, Inc.*                                                                        135,540        $  7,889,783
Celgene Corp.*                                                                       26,100             888,705
Genzyme Corp.*                                                                       66,300           3,795,012
ImClone Systems, Inc.*                                                               67,200           2,318,400
                                                                                                   ------------
                                                                                                   $ 14,891,900
                                                                                                   ------------

BROADCAST & CABLE TV - 4.5%
Citadel Broadcasting Corp.*                                                         153,000        $  2,100,690
Comcast Corp., "A"*                                                                 135,000           4,560,300
EchoStar Communications Corp., "A"                                                  102,985           3,012,311
Time Warner, Inc.*                                                                   86,200           1,512,810
Univision Communications, Inc., "A"*                                                 54,200           1,500,798
                                                                                                   ------------
                                                                                                   $ 12,686,909
                                                                                                   ------------

BROKERAGE & ASSET MANAGERS - 1.2%
Goldman Sachs Group, Inc.                                                             5,300        $    582,947
Merrill Lynch & Co., Inc.                                                            48,850           2,764,910
                                                                                                   ------------
                                                                                                   $  3,347,857
                                                                                                   ------------

BUSINESS SERVICES - 1.9%
Accenture Ltd., "A"*                                                                116,900        $  2,823,135
Fiserv, Inc.*                                                                        65,100           2,590,980
                                                                                                   ------------
                                                                                                   $  5,414,115
                                                                                                   ------------

CHEMICALS - 1.0%
3M Co.                                                                               34,000        $  2,913,460
                                                                                                   ------------

COMPUTER SOFTWARE - 8.4%
Amdocs Ltd.*                                                                         73,600        $  2,090,240
Computer Associates International, Inc.                                               5,358             145,202
Microsoft Corp.                                                                     455,320          11,005,084
Oracle Corp.*                                                                       367,400           4,585,152
Symantec Corp.*                                                                     272,800           5,818,824
                                                                                                   ------------
                                                                                                   $ 23,644,502
                                                                                                   ------------

COMPUTER SOFTWARE - SYSTEMS - 4.4%
CDW Corp.                                                                            85,800        $  4,863,144
Dell, Inc.*                                                                         193,020           7,415,828
                                                                                                   ------------
                                                                                                   $ 12,278,972
                                                                                                   ------------

CONSUMER GOODS & SERVICES - 2.8%
Apollo Group, Inc., "A"*                                                             54,300        $  4,021,458
Career Education Corp.*                                                              24,400             835,944
Procter & Gamble Co.                                                                 54,900           2,909,700
                                                                                                   ------------
                                                                                                   $  7,767,102
                                                                                                   ------------

ELECTRICAL EQUIPMENT - 2.9%
Emerson Electric Co.                                                                 51,100        $  3,317,923
Hubbell, Inc., "B"                                                                   14,300             730,730
Tyco International Ltd.                                                             120,900           4,086,420
                                                                                                   ------------
                                                                                                   $  8,135,073
                                                                                                   ------------

ELECTRONICS - 2.3%
Amphenol Corp., "A"                                                                  35,700        $  1,322,328
Analog Devices, Inc.                                                                 80,190           2,898,067
Xilinx, Inc.                                                                         77,000           2,250,710
                                                                                                   ------------
                                                                                                   $  6,471,105
                                                                                                   ------------

ENERGY - INDEPENDENT - 0.3%
Arch Coal, Inc.                                                                      11,700        $    503,217
Massey Energy Co.                                                                    11,100             444,444
                                                                                                   ------------
                                                                                                   $    947,661
                                                                                                   ------------

FOOD & DRUG STORES - 1.3%
CVS Corp.                                                                            71,910        $  3,783,904
                                                                                                   ------------

FOOD & NON-ALCOHOLIC BEVERAGES - 3.6%
PepsiCo, Inc.                                                                       136,420        $  7,234,353
SYSCO Corp.                                                                          81,500           2,917,700
                                                                                                   ------------
                                                                                                   $ 10,152,053
                                                                                                   ------------

GAMING & LODGING - 1.0%
Carnival Corp.                                                                       31,900        $  1,652,739
Cendant Corp.                                                                        51,420           1,056,167
                                                                                                   ------------
                                                                                                   $  2,708,906
                                                                                                   ------------

GENERAL MERCHANDISE - 5.4%
Family Dollar Stores, Inc.                                                           89,800        $  2,726,328
Kohl's Corp.*                                                                        41,290           2,131,803
Target Corp.                                                                         81,460           4,074,629
Wal-Mart Stores, Inc.                                                               127,400           6,384,014
                                                                                                   ------------
                                                                                                   $ 15,316,774
                                                                                                   ------------

INSURANCE - 1.9%
American International Group, Inc.                                                   46,700        $  2,587,647
St. Paul Travelers Cos., Inc.                                                        77,900           2,861,267
                                                                                                   ------------
                                                                                                   $  5,448,914
                                                                                                   ------------

INTERNET - 2.6%
Amazon.com, Inc.*                                                                    37,500        $  1,285,125
IAC/InterActiveCorp*                                                                197,500           4,398,325
Yahoo!, Inc.*                                                                        43,900           1,488,210
                                                                                                   ------------
                                                                                                   $  7,171,660
                                                                                                   ------------

LEISURE & TOYS - 1.3%
Electronic Arts, Inc.*                                                               71,200        $  3,686,736
                                                                                                   ------------

MACHINERY & Tools - 3.3%
Caterpillar, Inc.                                                                    52,600        $  4,809,744
Illinois Tool Works, Inc.                                                            50,200           4,494,406
                                                                                                   ------------
                                                                                                   $  9,304,150
                                                                                                   ------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.5%
Caremark Rx, Inc.*                                                                   76,100        $  3,027,258
Community Health Systems, Inc.*                                                      81,700           2,852,147
HCA, Inc.                                                                            76,100           4,076,677
                                                                                                   ------------
                                                                                                   $  9,956,082
                                                                                                   ------------

MEDICAL EQUIPMENT - 2.9%
Boston Scientific Corp.*                                                             44,400        $  1,300,476
Medtronic, Inc.                                                                     109,900           5,599,405
Thermo Electron Corp.*                                                               54,500           1,378,305
                                                                                                   ------------
                                                                                                   $  8,278,186
                                                                                                   ------------

METALS & MINING - 0.7%
Companhia Vale do Rio Doce, ADR                                                      58,500        $  1,849,185
                                                                                                   ------------

OIL SERVICES - 2.4%
BJ Services Co.                                                                      29,200        $  1,514,896
GlobalSantaFe Corp.                                                                  39,500           1,463,080
Noble Corp.                                                                          26,600           1,495,186
Smith International, Inc.                                                            23,500           1,474,155
Tenaris S.A., ADR                                                                    12,100             744,271
                                                                                                   ------------
                                                                                                   $  6,691,588
                                                                                                   ------------

PERSONAL COMPUTERS & PERIPHERALS - 2.1%
Lexmark International, Inc., "A"*                                                    73,300        $  5,861,801
Pharmaceuticals - 11.8%
Abbott Laboratories                                                                 129,900        $  6,055,938
Allergan, Inc.                                                                       27,200           1,889,584
Eli Lilly & Co.                                                                      53,200           2,771,720
Johnson & Johnson                                                                   158,300          10,631,428
Roche Holding AG                                                                     32,600           3,493,685
Wyeth                                                                               200,300           8,448,654
                                                                                                   ------------
                                                                                                   $ 33,291,009
                                                                                                   ------------

RESTAURANTS - 0.6%
Outback Steakhouse, Inc.                                                             36,300        $  1,662,177
                                                                                                   ------------

SPECIALTY STORES - 2.8%
Best Buy Co., Inc.                                                                   35,900        $  1,938,959
CarMax, Inc.*                                                                        56,400           1,776,600
Lowe's Cos., Inc.                                                                    51,100           2,917,299
PETsMART, Inc.                                                                       48,100           1,382,875
                                                                                                   ------------
                                                                                                   $  8,015,733
                                                                                                   ------------

TELECOMMUNICATIONS - WIRELESS - 0.5%
Vodafone Group PLC, ADR                                                              56,284        $  1,494,903
                                                                                                   ------------

TELECOMMUNICATIONS - WIRELINE - 5.1%
Cisco Systems, Inc.*                                                                753,000        $ 13,471,170
QUALCOMM, Inc.                                                                       24,900             912,585
                                                                                                   ------------
                                                                                                   $ 14,383,755
                                                                                                   ------------

TELEPHONE SERVICES - 1.0%
Sprint Corp.                                                                        124,850        $  2,840,338
                                                                                                   ------------

TRUCKING - 1.5%
FedEx Corp.                                                                          45,800        $  4,302,910
                                                                                                   ------------
Total Stocks (Identified Cost, $247,445,010)                                                       $269,778,350
                                                                                                   ------------

ISSUER                                                                           PAR AMOUNT               VALUE

SHORT-TERM OBLIGATION - 4.0%
General Electric Capital Corp., 2.84%, due 4/01/05, at Amortized Cost<          $11,325,000        $ 11,325,000
                                                                                                   ------------

REPURCHASE AGREEMENT - 0.6%
Merriill Lynch & Co., Inc., 2.80%, dated 3/31/05, due 4/01/05, total to be received $1,733,135 (secured by various U.S. Treasury and Federal
Agency obligations in a jointly traded account), at Cost                        $ 1,733,000        $  1,733,000
                                                                                                   ------------
Total Investments
    (Identified Cost, $260,503,010)                                                                $282,836,350
                                                                                                   ------------

OTHER ASSETS, LESS LIABILITIES - (0.3)%                                                                (890,663)
                                                                                                   ------------

NET ASSETS - 100.0%                                                                                $281,945,687
                                                                                                   ------------

* Non-income producing security.
< The rate shown represents an annualized yield at time of purchase.
  ADR = American Depository Receipt.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.



(C)2005 MFS Investment Management

Variable annuities are distributed through Sun Life Financial Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CAPITAL APPRECIATION VARIABLE ACCOUNT
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: May 24, 2005
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: May 24, 2005
      ------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 24, 2005
      ------------


* Print name and title of each signing officer under his or her signature.